Unpaid Loss and Loss Adjustment Expense - Cumulative paid loss and ALAE, net of reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Claims Development [Line Items]
Total paid losses and ALAE, net	$ 51.5
Total unpaid loss and ALAE reserves, net	9.7
Ceded unpaid loss and LAE	18.5
Gross unpaid loss and LAE	28.2
2016
Claims Development [Line Items]
Total paid losses and ALAE, net	0.0	$ 0.0	$ 0.0	$ 0.0
2016 | Maximum
Claims Development [Line Items]
Total paid losses and ALAE, net	0.1	0.1	0.1	$ 0.1
2017
Claims Development [Line Items]
Total paid losses and ALAE, net	1.7	1.7	1.6
2018
Claims Development [Line Items]
Total paid losses and ALAE, net	13.4	$ 13.2	$ 0.0
2019
Claims Development [Line Items]
Total paid losses and ALAE, net	$ 36.4